Foreign Exchange Loss (Tables)	12 Months Ended
Dec. 31, 2021
Changes In Foreign Exchange Rates [Abstract]
Schedule of Foreign Exchange Gains (Losses)
The following foreign exchange gains (losses) arise as a result of balances and transactions in the Company’s Brazilian subsidiaries that are denominated in currencies other than the Brazilian Reals (BRL$), which is their functional currency.

	Year ended December 31,
	2021	2020
Foreign exchange loss on USD denominated debt in Brazil	$(5,370)	$(24,190)
Realized foreign exchange loss on derivative contracts (note 22)	(22,240)	(20,804)
Unrealized foreign exchange gain (loss) on derivative contracts (note 22)	3,911	(34,548)
Other	1,731	(263)
	$(21,968)	$(79,805)